Common shares (Tables)	12 Months Ended
Dec. 31, 2021
Common shares.
Reconciliation of common shares outstanding

		Total
	Number	amount
December 31, 2018	9,504,875	$26,882,622
Common share issuances:
Public offering	805,000	8,720,540
Private placement	1,076,800	11,883,667
Acquisition purchase price consideration	286,347	2,611,044
Option exercise	10,667	87,883

December 31, 2019	11,683,689	$50,185,756
Common share issuances:
Public offering	1,818,788	9,943,886

December 31, 2020	13,502,477	60,129,642
Common share issuances:
Settlement of contingent consideration in shares	231,011	3,095,799
Private placement	2,353,347	23,221,195
Public offering	1,707,750	11,886,677
Exercise of stock options	5,500	46,875
Exercise of broker warrants	1,800	28,729
December 31, 2021	17,801,885	$98,408,917